FINANCIAL INSTRUMENTS - Classification in FV hierarchy (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Classification of derivative financial assets (liabilities):
Derivative financial assets	$ 270,755	$ 35,626
Derivative financial liabilities	(19,338)	(75,146)
Total net derivative financial assets (liabilities)	251,417	(39,520)
Level 2 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	37,472	682
Total net derivative financial assets (liabilities)	37,472	682
Level 3 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	233,283	34,944
Derivative financial liabilities	(19,338)	(75,146)
Total net derivative financial assets (liabilities)	$ 213,945	$ (40,202)